                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-5447
                                  ----------------------------------------------

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                  64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 816-531-5575
                                                   -----------------------------

Date of fiscal year end:  12-31
                        --------------------------------------------------------

Date of reporting period:  12-31-2006
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century Investments
Semiannual Report

December 31, 2006

[photo of winter scene]

International Core Equity Fund

[american century investments logo and text logo]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER
AMERICAN CENTURY COMPANIES, INC.

/s/James E. Stowers III
James E. Stowers III
CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

We have the privilege of providing you with the semiannual report for the
American Century International Core Equity Fund from its inception, November 30,
2006 through December 31, 2006. We've gathered this information to help you monitor your investment. Another resource is our website, americancentury.com, where we post company news, portfolio commentaries, investment views, and other communications about portfolio strategy, personal finance, government policy, and the markets.

Speaking of company news, American Century announced the following leadership changes. Chief Investment Officer Mark Mallon will retire in the first quarter of 2007, after nearly a decade at American Century. Effective January 1, 2007, former International Equity CIO Enrique Chang became CIO with responsibilities for the entire investment management operation. Before joining American Century in 2006, Enrique worked at Munder Capital Management, serving the last four years as president and CIO.

In January 2007, President and Chief Executive Officer Bill Lyons announced his retirement after nearly 20 years at American Century. Chief Financial Officer
Jonathan Thomas will be appointed president and CEO effective March 1, 2007.
Since 2005, Jonathan has overseen American Century's financial area, with additional responsibilities in purchasing, facilities, real estate, information technology, operations, and human resources. Jonathan also serves on the corporate Board of Directors, and will report to the Board in his new position.
Before joining American Century, Jonathan was a managing director and global chief operating officer of Morgan Stanley's investment division, and worked in senior leadership roles for Bank of America, Boston Financial Services, and
Fidelity Investments.

We wish to thank Mark and Bill for their many years of distinguished service --
American Century is a stronger company as a result of their hard work. And we firmly believe their roles in our firm are transitioning to two talented, committed, and experienced top executives.

Table of Contents

INTERNATIONAL CORE EQUITY

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

International Core Equity - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                              SINCE               INCEPTION
                                           INCEPTION(1)             DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                                    11/30/06
  Before redemption fee                       4.90%
  Net of redemption fee(2)                    2.80%
--------------------------------------------------------------------------------
MSCI EAFE INDEX                               3.14%                  --
--------------------------------------------------------------------------------
Institutional Class                                               11/30/06
  Before redemption fee                       4.90%
  Net of redemption fee(2)                    2.80%
--------------------------------------------------------------------------------
A Class                                                           11/30/06
  No sales charge*                            4.90%
  With sales charge*                         -1.13%
--------------------------------------------------------------------------------
B Class                                                           11/30/06
  No sales charge*                            4.80%
  With sales charge*                         -0.20%
--------------------------------------------------------------------------------
C Class                                                           11/30/06
  No sales charge*                            4.80%
  With sales charge*                          3.80%
--------------------------------------------------------------------------------
R Class                                                           11/30/06
  Before redemption fee                       4.90%
  Net of redemption fee(2)                    2.80%
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Returns reflect the deduction of a 2% redemption fee, incurred if shares were redeemed within the first 60 days after purchase.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

International Core Equity - Portfolio Commentary

PORTFOLIO MANAGERS: JOHN SCHNIEDWIND, ZILI ZHANG, AND FEI ZOU

PERFORMANCE SUMMARY

International Core Equity advanced 4.90%* from its inception, November 30, 2006, through December 31, 2006, while its benchmark, the MSCI EAFE Index, gained
3.14%.

We believe one month of operating results is insufficient for meaningful investment analysis, so this initial report will focus primarily on introducing the fund's strategy.

INVESTMENT OBJECTIVE & STRATEGY

"We welcome the opportunity to add a new core international strategy to our existing quantitative equity capability," said portfolio manager and Chief
Investment Officer for Quantitative Equity John Schniedwind, whose team manages approximately $14 billion in domestic equity funds. He says the fund builds off the expertise developed during the past 15 years of managing American Century's domestic quantitative equity funds.

The portfolio's investment team applies a multi-factor approach based on earnings quality, positive stock momentum, and attractive valuation to large publicly traded companies in developed markets, excluding the U.S. and Canada.
By employing a quantitatively driven, bottom-up approach to portfolio construction, the team can conduct comprehensive analysis of relevant data, risk management, and the sophisticated modeling necessary to achieve the investment objective of providing excess return without taking on significant additional risk.

We will provide a fuller discussion of performance in the June 30, 2007, annual report, when we will have another six months of operating results.

TOP TEN HOLDINGS
--------------------------------------------------------------------------------
% OF NET ASSETS AS OF 12/31/06
--------------------------------------------------------------------------------
ENI SpA                                                          2.7%
--------------------------------------------------------------------------------
BNP Paribas                                                      2.5%
--------------------------------------------------------------------------------
Volkswagon AG                                                    2.5%
--------------------------------------------------------------------------------
Telefonica SA                                                    2.4%
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc                                 2.4%
--------------------------------------------------------------------------------
JM AB                                                            2.3%
--------------------------------------------------------------------------------
Pacific Metals Co. Ltd.                                          2.3%
--------------------------------------------------------------------------------
ThyssenKrupp AG                                                  2.3%
--------------------------------------------------------------------------------
Aviva plc                                                        2.1%
--------------------------------------------------------------------------------
HSBC Holdings plc                                                2.1%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
% OF NET ASSETS AS OF 12/31/06
--------------------------------------------------------------------------------
Foreign Common Stocks                                            97.6%
--------------------------------------------------------------------------------
Foreign Preferred Stocks                                          1.6%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                                            99.2%
--------------------------------------------------------------------------------
Other Assets and Liabilities                                      0.8%
--------------------------------------------------------------------------------

INVESTMENTS BY COUNTRY
--------------------------------------------------------------------------------
% OF NET ASSETS AS OF 12/31/06
--------------------------------------------------------------------------------
United Kingdom                                                  22.2%
--------------------------------------------------------------------------------
Japan                                                           17.5%
--------------------------------------------------------------------------------
France                                                          10.8%
--------------------------------------------------------------------------------
Germany                                                          9.2%
--------------------------------------------------------------------------------
Switzerland                                                      6.3%
--------------------------------------------------------------------------------
Australia                                                        5.4%
--------------------------------------------------------------------------------
Italy                                                            4.8%
--------------------------------------------------------------------------------
Netherlands                                                      4.5%
--------------------------------------------------------------------------------
Spain                                                            3.5%
--------------------------------------------------------------------------------
Sweden                                                           3.3%
--------------------------------------------------------------------------------
Other Countries                                                 11.7%
--------------------------------------------------------------------------------
Other Assets and Liabilities                                     0.8%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Total returns for periods less than one year are not annualized.

------

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006
(except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------
                                                            EXPENSES PAID
                         BEGINNING            ENDING       DURING PERIOD(1)   ANNUALIZED
                       ACCOUNT VALUE       ACCOUNT VALUE       7/1/06 -        EXPENSE
                          7/1/06             12/31/06          12/31/06        RATIO(1)
----------------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY SHAREHOLDER FEE EXAMPLE
----------------------------------------------------------------------------------------
ACTUAL
----------------------------------------------------------------------------------------
Investor Class            $1,000           $1,049.00(2)        $1.00(3)         1.15%
----------------------------------------------------------------------------------------
Institutional Class       $1,000           $1,049.00(2)        $0.83(3)         0.95%
----------------------------------------------------------------------------------------
A Class                   $1,000           $1,049.00(2)        $1.22(3)         1.40%
----------------------------------------------------------------------------------------
B Class                   $1,000           $1,048.00(2)        $1.87(3)         2.15%
----------------------------------------------------------------------------------------
C Class                   $1,000           $1,048.00(2)        $1.87(3)         2.15%
----------------------------------------------------------------------------------------
R Class                   $1,000           $1,049.00(2)        $1.44(3)         1.65%
----------------------------------------------------------------------------------------
HYPOTHETICAL
----------------------------------------------------------------------------------------
Investor Class            $1,000           $1,019.41(4)        $5.85(4)         1.15%
----------------------------------------------------------------------------------------
Institutional Class       $1,000           $1,020.42(4)        $4.84(4)         0.95%
----------------------------------------------------------------------------------------
A Class                   $1,000           $1,018.15(4)        $7.12(4)         1.40%
----------------------------------------------------------------------------------------
B Class                   $1,000           $1,014.37(4)       $10.92(4)         2.15%
----------------------------------------------------------------------------------------
C Class                   $1,000           $1,014.37(4)       $10.92(4)         2.15%
----------------------------------------------------------------------------------------
R Class                   $1,000           $1,016.89(4)        $8.39(4)         1.65%
----------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) Ending account value based on actual return from November 30, 2006 (fund inception) through December 31, 2006.

(3) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 31, the number of days in the period from November 30, 2006
    (fund inception) through December 31, 2006, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4) Ending account value and expenses paid during period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

------

International Core Equity - Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.6%

AUSTRALIA -- 5.4%
--------------------------------------------------------------------------------
       800    Ansell Ltd.                                          $      7,109
--------------------------------------------------------------------------------
     2,400    Australia & New Zealand
              Banking Group Ltd.                                         53,476
--------------------------------------------------------------------------------
     1,200    Crane Group Ltd.                                           12,587
--------------------------------------------------------------------------------
       100    CSL Ltd.                                                    5,163
--------------------------------------------------------------------------------
    17,300    David Jones Ltd.                                           56,981
--------------------------------------------------------------------------------
     9,600    ING Industrial Fund                                        17,971
--------------------------------------------------------------------------------
    18,300    Perilya Ltd.                                               79,209
--------------------------------------------------------------------------------
     1,300    Rio Tinto Ltd.                                             76,292
--------------------------------------------------------------------------------
     4,700    Santos Ltd.                                                36,640
--------------------------------------------------------------------------------
       700    Symbion Health Ltd.                                         2,101
--------------------------------------------------------------------------------
     1,200    Telstra Corp. Ltd.(1)                                       2,550
--------------------------------------------------------------------------------
                                                                        350,079
--------------------------------------------------------------------------------

AUSTRIA - 0.7%
--------------------------------------------------------------------------------
       200    Andritz AG                                                 43,364
--------------------------------------------------------------------------------

BELGIUM - 1.4%
--------------------------------------------------------------------------------
     2,100    Fortis SA                                                  89,574
--------------------------------------------------------------------------------

DENMARK - 0.3%
--------------------------------------------------------------------------------
       200    Carlsberg AS B Shares                                      19,858
--------------------------------------------------------------------------------
        18    Novo Nordisk AS Cl B                                        1,499
--------------------------------------------------------------------------------
                                                                         21,357
--------------------------------------------------------------------------------

FINLAND - 1.8%
--------------------------------------------------------------------------------
     3,000    Rautaruukki Oyj                                           119,371
--------------------------------------------------------------------------------

FRANCE - 10.8%
--------------------------------------------------------------------------------
       100    Air France-KLM                                              4,209
--------------------------------------------------------------------------------
       500    Bail Investissement Fonciere                               48,600
--------------------------------------------------------------------------------
     1,500    BNP Paribas                                               163,615
--------------------------------------------------------------------------------
       400    Bonduelle S.C.A.                                           48,699
--------------------------------------------------------------------------------
        32    Bongrain SA                                                 3,165
--------------------------------------------------------------------------------
       100    Camaieu                                                    28,375
--------------------------------------------------------------------------------
     2,400    Credit Agricole SA                                        100,913
--------------------------------------------------------------------------------
     2,500    Rallye SA                                                 135,373
--------------------------------------------------------------------------------
       500    Societe Generale                                           84,860
--------------------------------------------------------------------------------
     1,600    Suez SA                                                    82,838
--------------------------------------------------------------------------------
                                                                        700,647
--------------------------------------------------------------------------------

GERMANY - 7.6%
--------------------------------------------------------------------------------
       200    Colonia Real Estate AG(1)                                   9,687
--------------------------------------------------------------------------------
       600    Deutsche Bank AG                                           80,246
--------------------------------------------------------------------------------
       700    Deutsche Lufthansa AG                                      19,262
--------------------------------------------------------------------------------
     4,600    Deutz AG(1)                                                61,012
--------------------------------------------------------------------------------
       200    MAN AG                                                     18,070
--------------------------------------------------------------------------------
     3,100    ThyssenKrupp AG                                           146,016
--------------------------------------------------------------------------------
     1,400    Volkswagon AG                                             158,695
--------------------------------------------------------------------------------
                                                                        492,988
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

GREECE - 0.5%
--------------------------------------------------------------------------------
       900    Coca-Cola Hellenic
              Bottling Co. SA                                      $     35,158
--------------------------------------------------------------------------------

HONG KONG - 2.1%
--------------------------------------------------------------------------------
    28,000    Hang Lung Group Ltd.                                       85,135
--------------------------------------------------------------------------------
       700    Hongkong Land Holdings Ltd.                                 2,786
--------------------------------------------------------------------------------
     9,000    Pacific Basin Shipping Ltd.                                 5,670
--------------------------------------------------------------------------------
     7,000    Vtech Holdings Ltd.                                        43,197
--------------------------------------------------------------------------------
                                                                        136,788
--------------------------------------------------------------------------------

IRELAND - 1.0%
--------------------------------------------------------------------------------
     1,100    Bank of Ireland                                            25,405
--------------------------------------------------------------------------------
     9,300    Glanbia plc                                                36,330
--------------------------------------------------------------------------------
                                                                         61,735
--------------------------------------------------------------------------------

ITALY - 4.8%
--------------------------------------------------------------------------------
     2,700    Benetton Group SpA                                         51,526
--------------------------------------------------------------------------------
     2,400    Danieli & C. Officine
              Meccaniche SpA                                             47,258
--------------------------------------------------------------------------------
     3,800    Enel SpA                                                   39,193
--------------------------------------------------------------------------------
     5,100    ENI SpA                                                   171,499
--------------------------------------------------------------------------------
                                                                        309,476
--------------------------------------------------------------------------------

JAPAN - 17.5%
--------------------------------------------------------------------------------
       100    Alfresa Holdings Corp.                                      6,040
--------------------------------------------------------------------------------
     7,000    Brother Industries Ltd.                                    94,733
--------------------------------------------------------------------------------
     4,900    Capcom Co. Ltd.                                            88,294
--------------------------------------------------------------------------------
     2,300    Daiichi Sankyo Co. Ltd.                                    71,875
--------------------------------------------------------------------------------
     1,300    Daiichikosho Co. Ltd.                                      15,813
--------------------------------------------------------------------------------
     2,000    Daio Paper Corp.                                           15,827
--------------------------------------------------------------------------------
       200    Eisai Co. Ltd.                                             10,988
--------------------------------------------------------------------------------
     5,000    Fujikura Ltd.                                              43,976
--------------------------------------------------------------------------------
     3,000    Fujitsu Ltd.                                               23,538
--------------------------------------------------------------------------------
     3,000    Hisamitsu Pharmaceutical Co. Inc.                          95,010
--------------------------------------------------------------------------------
     8,000    Itochu Corp.                                               65,659
--------------------------------------------------------------------------------
       200    Joint Corp.                                                 7,695
--------------------------------------------------------------------------------
     1,000    Koa Corp.                                                  14,063
--------------------------------------------------------------------------------
    10,000    Kobe Steel Ltd.                                            34,274
--------------------------------------------------------------------------------
     8,000    Mazda Motor Corp.                                          54,637
--------------------------------------------------------------------------------
     1,000    Mochida Pharmaceutical Co. Ltd.                             8,543
--------------------------------------------------------------------------------
     1,000    Nippon Suisan Kaisha Ltd.                                   5,872
--------------------------------------------------------------------------------
        16    Nippon Telegraph &
              Telephone Corp.                                            78,763
--------------------------------------------------------------------------------
     1,300    Okinawa Electric
              Power Co. Inc. (The)                                       80,158
--------------------------------------------------------------------------------
    15,000    Pacific Metals Co. Ltd.                                   147,052
--------------------------------------------------------------------------------
     1,100    Shinko Electric Industries                                 28,738
--------------------------------------------------------------------------------
     1,000    Tanabe Seiyaku Co. Ltd.                                    13,063
--------------------------------------------------------------------------------
     1,800    Tokyo Electric
              Power Co. Inc. (The)                                       58,216
--------------------------------------------------------------------------------
       100    Tokyo Electron Ltd.                                         7,880
--------------------------------------------------------------------------------
     1,000    Uni-Charm Corp.                                            59,392
--------------------------------------------------------------------------------
                                                                      1,130,099
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

International Core Equity - Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

MULTI-NATIONAL - 1.6%
--------------------------------------------------------------------------------
     1,400    iShares MSCI EAFE Index Fund                         $    102,564
--------------------------------------------------------------------------------

NETHERLANDS - 4.5%
--------------------------------------------------------------------------------
     3,700    ABN AMRO Holding N.V.                                     118,903
--------------------------------------------------------------------------------
        43    Imtech N.V.                                                 2,732
--------------------------------------------------------------------------------
     2,300    ING Groep N.V. CVA                                        101,960
--------------------------------------------------------------------------------
       600    Koninklijke Royal KPN N.V.                                  8,528
--------------------------------------------------------------------------------
     1,100    Mittal Steel Co. N.V.                                      46,426
--------------------------------------------------------------------------------
       300    USG People N.V.                                            13,109
--------------------------------------------------------------------------------
                                                                        291,658
--------------------------------------------------------------------------------

NEW ZEALAND - 0.1%
--------------------------------------------------------------------------------
     5,000    Tower Ltd.(1)                                               7,802
--------------------------------------------------------------------------------

NORWAY - 1.2%
--------------------------------------------------------------------------------
       400    Frontline Ltd.                                             12,899
--------------------------------------------------------------------------------
     1,800    Norsk Hydro ASA                                            55,878
--------------------------------------------------------------------------------
       300    Petroleum Geo-Services ASA(1)                               7,051
--------------------------------------------------------------------------------
       100    Sparebanken Nord-Norge(1)                                   2,398
--------------------------------------------------------------------------------
                                                                         78,226
--------------------------------------------------------------------------------

PORTUGAL - 0.3%
--------------------------------------------------------------------------------
       200    Banco BPI SA                                                1,560
--------------------------------------------------------------------------------
       400    Banco Espirito Santo, SA                                    7,190
--------------------------------------------------------------------------------
       700    Semapa - Sociedade de
              Investimento e Gestao SGPS, SA                              8,167
--------------------------------------------------------------------------------
                                                                         16,917
--------------------------------------------------------------------------------

SINGAPORE - 0.7%
--------------------------------------------------------------------------------
    11,000    Neptune Orient Lines Ltd.                                  14,989
--------------------------------------------------------------------------------
    10,200    SembCorp Industries Ltd.                                   25,537
--------------------------------------------------------------------------------
       500    Singapore Petroleum Co. Ltd.                                1,421
--------------------------------------------------------------------------------
                                                                         41,947
--------------------------------------------------------------------------------

SPAIN - 3.5%
--------------------------------------------------------------------------------
     2,100    Repsol YPF, SA                                             72,613
--------------------------------------------------------------------------------
     7,200    Telefonica SA                                             153,175
--------------------------------------------------------------------------------
                                                                        225,788
--------------------------------------------------------------------------------

SWEDEN - 3.3%
--------------------------------------------------------------------------------
     3,100    Electrolux AB, Series B                                    62,042
--------------------------------------------------------------------------------
     6,200    JM AB                                                     150,349
--------------------------------------------------------------------------------
       100    Skanska AB B Shares                                         1,972
--------------------------------------------------------------------------------
                                                                        214,363
--------------------------------------------------------------------------------

SWITZERLAND - 6.3%
--------------------------------------------------------------------------------
       500    Baloise Holding AG                                         49,967
--------------------------------------------------------------------------------
        13    Banque Cantonale Vaudoise                                   6,261
--------------------------------------------------------------------------------
       100    Galenica Holding AG                                        27,999
--------------------------------------------------------------------------------
       200    Georg Fischer AG                                          129,554
--------------------------------------------------------------------------------
       200    St. Galler Kantonalbank                                    84,017
--------------------------------------------------------------------------------
       100    Unique Zurich Airport                                      31,178
--------------------------------------------------------------------------------
       300    Verwaltungs-und Privat-Bank AG                             79,997
--------------------------------------------------------------------------------
                                                                        408,973
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

UNITED KINGDOM - 22.2%
--------------------------------------------------------------------------------
     2,000    Alliance & Leicester plc                             $     44,580
--------------------------------------------------------------------------------
       400    AstraZeneca plc                                            21,499
--------------------------------------------------------------------------------
     8,500    Aviva plc                                                 136,854
--------------------------------------------------------------------------------
       800    Babcock International
              Group plc                                                   6,280
--------------------------------------------------------------------------------
       500    Bradford & Bingley plc                                      4,605
--------------------------------------------------------------------------------
     9,700    British Airways plc(1)                                    100,222
--------------------------------------------------------------------------------
     2,700    British Energy Group plc(1)                                28,717
--------------------------------------------------------------------------------
    22,500    BT Group plc                                              132,873
--------------------------------------------------------------------------------
     1,300    Burren Energy plc                                          22,535
--------------------------------------------------------------------------------
     8,600    Dairy Crest Group plc                                     114,376
--------------------------------------------------------------------------------
     2,700    De La Rue plc                                              34,084
--------------------------------------------------------------------------------
     2,700    GlaxoSmithKline plc                                        71,077
--------------------------------------------------------------------------------
     7,500    HSBC Holdings plc                                         136,766
--------------------------------------------------------------------------------
     4,700    Investec plc                                               60,713
--------------------------------------------------------------------------------
     3,500    Kensington Group plc                                       54,158
--------------------------------------------------------------------------------
    11,000    Lloyds TSB Group plc                                      123,134
--------------------------------------------------------------------------------
     6,600    McBride plc                                                25,435
--------------------------------------------------------------------------------
    22,100    Old Mutual plc                                             75,428
--------------------------------------------------------------------------------
     3,900    Royal Bank of Scotland
              Group plc                                                 152,243
--------------------------------------------------------------------------------
       600    TT electronics plc                                          3,056
--------------------------------------------------------------------------------
     6,300    Wetherspoon (J.D.) plc                                     85,823
--------------------------------------------------------------------------------
                                                                      1,434,458
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $6,026,886)                                                     6,313,332
--------------------------------------------------------------------------------

PREFERRED STOCKS - 1.6%

GERMANY - 1.6%
--------------------------------------------------------------------------------
     3,100    ProSiebenSat.1 Media AG
(Cost $93,674)                                                          101,667
--------------------------------------------------------------------------------

TOTAL INVESTMENT  SECURITIES - 99.2%
(Cost $6,120,560)                                                     6,414,999
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES - 0.8%                                                   49,495
--------------------------------------------------------------------------------

TOTAL NET ASSETS - 100.0%                                          $  6,464,494
================================================================================

See Notes to Financial Statements.                                   (continued)

------

International Core Equity - Schedule of Investments

DECEMBER 31, 2006 (UNAUDITED)

MARKET SECTOR DIVERSIFICATION

(AS A % OF NET ASSETS)
--------------------------------------------------------------------------------
Financials                                                               31.1%
--------------------------------------------------------------------------------
Consumer Discretionary                                                   11.9%
--------------------------------------------------------------------------------
Industrials                                                              10.5%
--------------------------------------------------------------------------------
Materials                                                                10.4%
--------------------------------------------------------------------------------
Consumer Staples                                                          7.5%
--------------------------------------------------------------------------------
Telecommunications Services                                               7.4%
--------------------------------------------------------------------------------
Energy                                                                    5.9%
--------------------------------------------------------------------------------
Health Care                                                               5.3%
--------------------------------------------------------------------------------
Information Technology                                                    4.7%
--------------------------------------------------------------------------------
Utilities                                                                 4.5%
--------------------------------------------------------------------------------
Other Assets and Liabilities                                              0.8%
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

CVA = Certificaten Van Aandelen
EAFE = Europe, Australasia, and Far East
MSCI = Morgan Stanley Capital International

(1) Non-income producing.

A fair valued security is one which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of
Directors. The aggregate value of fair valued securities as of December 31, 2006 was $43,364, which represented 0.7% of total net assets.

------

See Notes to Financial Statements.

Statement of Assets and Liabilities

DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities -- at value (cost of $6,120,560)               $6,414,999
-----------------------------------------------------------------
Cash                                                                     50,519
-----------------------------------------------------------------
Dividends and interest receivable                                         7,334
--------------------------------------------------------------------------------
                                                                      6,472,852
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Accrued management fees                                                   5,933
-----------------------------------------------------------------
Distribution fees payable                                                 1,323
-----------------------------------------------------------------
Service fees (and distribution fees -
A Class and R Class) payable                                              1,102
--------------------------------------------------------------------------------
                                                                          8,358
--------------------------------------------------------------------------------

NET ASSETS                                                           $6,464,494
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                              $6,165,990
-----------------------------------------------------------------
Undistributed net investment income                                       4,626
-----------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                          (542)
-----------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                         294,420
--------------------------------------------------------------------------------
                                                                     $6,464,494
================================================================================

INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $1,142,904
-----------------------------------------------------------------
Shares outstanding                                                      108,950
-----------------------------------------------------------------
Net asset value per share                                                $10.49
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $1,064,917
-----------------------------------------------------------------
Shares outstanding                                                      101,500
-----------------------------------------------------------------
Net asset value per share                                                $10.49
--------------------------------------------------------------------------------

A CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $1,064,537
-----------------------------------------------------------------
Shares outstanding                                                      101,500
-----------------------------------------------------------------
Net asset value per share                                                $10.49
-----------------------------------------------------------------
Maximum offering price (net asset value divided by 0.9425)               $11.13
--------------------------------------------------------------------------------

B CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $1,063,905
-----------------------------------------------------------------
Shares outstanding                                                      101,500
-----------------------------------------------------------------
Net asset value per share                                                $10.48
--------------------------------------------------------------------------------

C CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $1,063,905
-----------------------------------------------------------------
Shares outstanding                                                      101,500
-----------------------------------------------------------------
Net asset value per share                                                $10.48
--------------------------------------------------------------------------------

R CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $1,064,326
-----------------------------------------------------------------
Shares outstanding                                                      101,500
-----------------------------------------------------------------
Net asset value per share                                                $10.49
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

FOR THE PERIOD ENDED DECEMBER 31, 2006 (UNAUDITED)(1)
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $195)                      $  9,500
--------------------------------------------------------------------
Interest                                                                  3,483
--------------------------------------------------------------------------------
                                                                         12,983
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------------
Management fees                                                           5,933
--------------------------------------------------------------------
Distribution fees:
--------------------------------------------------------------------
  B Class                                                                   661
--------------------------------------------------------------------
  C Class                                                                   661
--------------------------------------------------------------------
Service fees:
--------------------------------------------------------------------
  B Class                                                                   220
--------------------------------------------------------------------
  C Class                                                                   220
--------------------------------------------------------------------
Distribution and service fees:
--------------------------------------------------------------------
  A Class                                                                   221
--------------------------------------------------------------------
  R Class                                                                   441
--------------------------------------------------------------------------------
                                                                          8,357
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                              4,626
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
--------------------------------------------------------------------
Investment transactions                                                   3,472
--------------------------------------------------------------------
Foreign currency transactions                                            (4,014)
--------------------------------------------------------------------------------
                                                                           (542)
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
--------------------------------------------------------------------
Investments                                                             346,305
--------------------------------------------------------------------
Translation of assets and liabilities in foreign currencies             (51,885)
--------------------------------------------------------------------------------
                                                                        294,420
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                                 293,878
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $298,504
================================================================================

(1) November 30, 2006 (fund inception) through December 31, 2006.

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

PERIOD ENDED DECEMBER 31, 2006 (UNAUDITED)(1)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                       2006
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                                         $    4,626
----------------------------------------------------------------
Net realized gain (loss)                                                   (542)
----------------------------------------------------------------
Change in net unrealized appreciation (depreciation)                    294,420
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         298,504
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
capital share transactions                                            6,165,990
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                 6,464,494

NET ASSETS
--------------------------------------------------------------------------------
End of period                                                        $6,464,494
================================================================================

Undistributed net investment income                                      $4,626
================================================================================

(1) November 30, 2006 (fund inception) through December 31, 2006.

See Notes to Financial Statements.

------

Notes to Financial Statements

DECEMBER 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. International Core Equity
Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in equity securities of companies located in developed countries, excluding the
United States and Canada. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class, the A Class, the B Class, the C Class and the R Class. The
A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. All classes of the fund commenced sale on November 30, 2006, the fund's inception date.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York
Stock Exchange (the Exchange) is open and may also take place on days when the
Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to fair value a security such as: a security has been declared in default;
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country.
The fund records the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

(continued)

------

Notes to Financial Statements

DECEMBER 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

REDEMPTION -- The fund may impose a 2% redemption fee on shares held less than
60 days. The fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------

Notes to Financial Statements

DECEMBER 31, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.8180% to 1.0000%. The rates for the Complex Fee (Investor
Class, A Class, B Class, C Class, and R Class) range from 0.2500% to 0.3100%.
The Institutional Class is 0.2000% less at each point within the Complex Fee range.

The effective annual management fee for each class of the fund for the period
November 30, 2006 (fund inception) through December 31, 2006 was 1.15% for all classes except Institutional Class, which was 0.95%.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Individual Shareholder Services Plan for each of the A Class, B
Class, C Class and R Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the B Class and C Class will pay American
Century Investment Services, Inc. (ACIS) an annual distribution fee and service fee of 0.75% and 0.25%, respectively.

The plans provide that the A Class and the R Class will pay ACIS an annual distribution and service fee of 0.25% for the A Class and 0.50% for the R Class.
The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A Class, B Class, C Class and R Class shares. Fees incurred under the plans during the period November 30, 2006 (fund inception) through
December 31, 2006, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC. ACIM owns 99% of the shares of the fund.

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of JPMorgan Chase
& Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the period November 30, 2006 (fund inception) through December 31, 2006, were $6,225,200 and $107,278, respectively.

(continued)

------

Notes to Financial Statements

DECEMBER 31, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                         SHARES        AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2006(1)
SHARES AUTHORIZED                                     100,000,000
================================================================================
Sold                                                      109,195    $1,093,500
------------------------------------------------
Redeemed                                                     (245)       (2,510)
--------------------------------------------------------------------------------
Net increase (decrease)                                   108,950    $1,090,990
================================================================================

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2006(1)
SHARES AUTHORIZED                                      50,000,000
================================================================================
Sold                                                      101,500    $1,015,000
================================================================================

A CLASS
--------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2006(1)
SHARES AUTHORIZED                                      10,000,000
================================================================================
Sold                                                      101,500    $1,015,000
================================================================================

B CLASS
--------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2006(1)
SHARES AUTHORIZED                                      10,000,000
================================================================================
Sold                                                      101,500    $1,015,000
================================================================================

C CLASS
--------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2006(1
SHARES AUTHORIZED                                      10,000,000
================================================================================
Sold                                                      101,500    $1,015,000
================================================================================

R CLASS
--------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2006(1)
SHARES AUTHORIZED                                      10,000,000
================================================================================
Sold                                                      101,500    $1,015,000
================================================================================

(1) November 30, 2006 (fund inception) through December 31, 2006.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the period
November 30, 2006 (fund inception) through December 31, 2006.

(continued)

------

Notes to Financial Statements

DECEMBER 31, 2006 (UNAUDITED)

6. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

7. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                      $6,120,560
================================================================================
Gross tax appreciation of investments                                  $329,284
--------------------------------------------------------------------
Gross tax depreciation of investments                                   (34,845)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                     $294,439
================================================================================

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

8. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

------

International Core Equity - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                      INVESTOR
                                                                        CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------------
  Net Investment Income (Loss)(2)                                        0.01
----------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                                0.48
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.49
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.49
================================================================================
  TOTAL RETURN(3)                                                        4.90%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.15%(4)
----------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets           1.29%(4)
----------------------------------------------------------------
Portfolio Turnover Rate                                                     2%
----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $1,143
--------------------------------------------------------------------------------

(1) November 30, 2006 (fund inception) through December 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

International Core Equity - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                   INSTITUTIONAL
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------------
  Net Investment Income (Loss)(2)                                       0.01
---------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                               0.48
--------------------------------------------------------------------------------
  Total From Investment Operations                                      0.49
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $10.49
================================================================================
  TOTAL RETURN(3)                                                       4.90%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                    0.95%(4)
---------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets          1.49%(4)
---------------------------------------------------------------
Portfolio Turnover Rate                                                    2%
---------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $1,065
--------------------------------------------------------------------------------

(1) November 30, 2006 (fund inception) through December 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

International Core Equity - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       A CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------------
  Net Investment Income (Loss)(2)                                        0.01
---------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                                0.48
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.49
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.49
================================================================================
  TOTAL RETURN(3)                                                        4.90%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.40%(4)
---------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets           1.04%(4)
---------------------------------------------------------------
Portfolio Turnover Rate                                                     2%
---------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $1,065
--------------------------------------------------------------------------------

(1) November 30, 2006 (fund inception) through December 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

International Core Equity - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       B CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
  Net Investment Income (Loss)(2)                                         --(3)
------------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                                0.48
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.48
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.48
================================================================================
  TOTAL RETURN(4)                                                        4.80%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     2.15%(5)
------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets           0.29%(5)
------------------------------------------------------------------
Portfolio Turnover Rate                                                     2%
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $1,064
--------------------------------------------------------------------------------

(1) November 30, 2006 (fund inception) through December 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------

International Core Equity - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       C CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
  Net Investment Income (Loss)(2)                                         --(3)
------------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                                0.48
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.48
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.48
================================================================================
  TOTAL RETURN(4)                                                        4.80%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     2.15%(5)
------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets           0.29%(5)
------------------------------------------------------------------
Portfolio Turnover Rate                                                     2%
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $1,064
--------------------------------------------------------------------------------

(1) November 30, 2006 (fund inception) through December 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------

International Core Equity - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       R CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
  Net Investment Income (Loss)(2)                                        0.01
------------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                                0.48
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.49
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.49
================================================================================
  TOTAL RETURN(3)                                                        4.90%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.65%(4)
------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets           0.79%(4)
------------------------------------------------------------------
Portfolio Turnover Rate                                                     2%
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $1,064
--------------------------------------------------------------------------------

(1) November 30, 2006 (fund inception) through December 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Share Class Information

Six classes of shares are authorized for sale by the fund: Investor Class,
Institutional Class, A Class, B Class, C Class and R Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares.
The total expense ratios of A Class, B Class, C Class and R Class shares are higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A
Class shares. The unified management fee for A Class shares is the same as for
Investor Class shares. A Class shares also are subject to a 0.25% annual Rule
12b-1 distribution and service fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B
Class shares is the same as for Investor Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 distribution and service fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

(continued)

------

Share Class Information

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 distribution and service fee.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

------

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE(reg.sm) (Europe, Australasia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

------

Notes

------

Notes

------

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

0702
SH-SAN-53336N

American Century Investment Services, Inc., Distributor

(c)2007 American Century Proprietary Holdings, Inc. All rights reserved.

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Not applicable for semiannual report filings.

(a)(2)   Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the
         Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
         Company Act of 1940, are filed and attached hereto as Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

         /s/ William M. Lyons
By:      -----------------------------------
         Name:  William M. Lyons
         Title: President

Date:    February 28, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         /s/ William M. Lyons
By:      -----------------------------------
         Name:  William M. Lyons
         Title: President
                (principal executive officer)

Date:    February 28, 2007

         /s/ Robert J. Leach
By:      -----------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    February 28, 2007